Note 1 - General Information	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
1	GENERAL INFORMATION

RhythmOne plc is a public limited Company incorporated in England and Wales under the UK Companies Act
2006.
The Company’s ordinary shares are traded on the Alternative Investment Market (“
AIM
”). The address of the registered office is
65
Gresham Street, London,
EC2V
7NQ,
United Kingdom.

The Group is defined as RhythmOne plc and its subsidiaries which are outlined in note
17.
The Parent Company is RhythmOne Plc. The Parent Company’s functional currency is Sterling, being the currency of the primary economic environment in which the Company operates. Other significant subsidiaries within the Group have the USD as their functional currency. The presentational currency of the Group is U.S. Dollars. Foreign operations are included in accordance with policies set out in note
3.